Condensed Statements of Cash Flows (unaudited) - USD ($)	6 Months Ended
	Feb. 29, 2016	Feb. 28, 2015
Cash flows from operating activities
Net loss	$ (2,051,777)	$ (347,229)
Adjustments to reconcile net loss to net cash used in operating activities
Change in derivative	(396,735)	(120,551)
Debt discount	0	65,500
Common stock issued for services	2,160,000	157,500
Extinguishment of debt	(35,925)	(20,506)
Bad debt expense	0	0
Depreciation	2,441	0
Changes in operating assets and liabilities:
Accounts payable	28,986	(25,631)
Interest payable	6,560	64,213
Accrued expenses and other liabilities	118,831	150,019
Cash used in operating activities	(95,769)	(76,685)
Cash flows from investing activities
Investment in oil and natural gas property	0	(20)
Purchase of fixed assets	(12,500)	0
Cash flows used in investing activities	(12,500)	(20)
Cash flows from financing activities
Proceeds from related party loan	92,851	0
Increase in bank indebtedness	0	0
Proceeds from notes payable	0	65,500
Cash provided by financing activities	92,851	65,500
Net change in cash	(15,418)	(11,205)
Cash at beginning of period	16,293	11,489
Cash at end of period	875	284
Supplemental cash flow Information:
Cash paid for interest	0	0
Cash paid for income taxes	$ 0	$ 0